Condensed Consolidating Statements of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Net income	$ 1,295	$ 1,016	$ 270
Other comprehensive income (loss):
Foreign currency translation adjustments	(58)	(130)	70
Change in fair value of net investment hedge	0	21	(19)
Change in fair value of available-for-sale-securities	(81)	55	(67)
Comprehensive income from equity method investment	2	0	0
Reclassification of losses realized on available-for-sale securities to other expense	0	0	190
Employee benefit plan adjustments	(5)	(117)	3
Total other comprehensive income (loss)	(142)	(171)	177
Comprehensive income of subsidiaries	0	0	0
Comprehensive income	1,153	845	447
Comprehensive income attributable to non-controlling interests	(21)	(35)	(16)
Comprehensive income attributable to ICE Group, Inc.	1,132	810	431
ICE Group, Inc. (Parent)
Condensed Income Statements, Captions [Line Items]
Net income	1,274	981	254
Other comprehensive income (loss):
Foreign currency translation adjustments	0	0	0
Change in fair value of net investment hedge		0	0
Change in fair value of available-for-sale-securities	0	0	0
Comprehensive income from equity method investment	0
Reclassification of losses realized on available-for-sale securities to other expense			0
Employee benefit plan adjustments	0	0	0
Total other comprehensive income (loss)	0	0	0
Comprehensive income of subsidiaries	(142)	1,362	411
Comprehensive income	1,132	2,343	665
Comprehensive income attributable to non-controlling interests	0	0	0
Comprehensive income attributable to ICE Group, Inc.	1,132	2,343	665
Subsidiary Non-Guarantors
Condensed Income Statements, Captions [Line Items]
Net income	1,376	1,090	280
Other comprehensive income (loss):
Foreign currency translation adjustments	(58)	(131)	70
Change in fair value of net investment hedge		21	0
Change in fair value of available-for-sale-securities	(81)	55	(67)
Comprehensive income from equity method investment	2
Reclassification of losses realized on available-for-sale securities to other expense			190
Employee benefit plan adjustments	(5)	(117)	3
Total other comprehensive income (loss)	(142)	(172)	196
Comprehensive income of subsidiaries	0	0	0
Comprehensive income	1,234	918	476
Comprehensive income attributable to non-controlling interests	(21)	(35)	(16)
Comprehensive income attributable to ICE Group, Inc.	1,213	883	460
Consolidating Adjustments
Condensed Income Statements, Captions [Line Items]
Net income	(1,749)	(1,533)	(244)
Other comprehensive income (loss):
Foreign currency translation adjustments	0	0	0
Change in fair value of net investment hedge		0	0
Change in fair value of available-for-sale-securities	0	0	0
Comprehensive income from equity method investment	0
Reclassification of losses realized on available-for-sale securities to other expense			0
Employee benefit plan adjustments	0	0	0
Total other comprehensive income (loss)	0	0	0
Comprehensive income of subsidiaries	160	(1,547)	(721)
Comprehensive income	(1,589)	(3,080)	(965)
Comprehensive income attributable to non-controlling interests	0	0	0
Comprehensive income attributable to ICE Group, Inc.	(1,589)	(3,080)	(965)
Subsidiary Guarantor - NYSE Euronext Holdings, LLC
Condensed Income Statements, Captions [Line Items]
Net income	394	478	(20)
Other comprehensive income (loss):
Foreign currency translation adjustments	0	1	0
Change in fair value of net investment hedge		0	(19)
Change in fair value of available-for-sale-securities	0	0	0
Comprehensive income from equity method investment	0
Reclassification of losses realized on available-for-sale securities to other expense			0
Employee benefit plan adjustments	0	0	0
Total other comprehensive income (loss)	0	1	(19)
Comprehensive income of subsidiaries	(18)	185	310
Comprehensive income	376	664	271
Comprehensive income attributable to non-controlling interests	0	0	0
Comprehensive income attributable to ICE Group, Inc.	$ 376	$ 664	$ 271